SHORT-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about short-term debts and loans [line items]
Short-term debts	¥ 40,521	¥ 29,462
Loans from Sinopec Group Company and fellow subsidiaries	43,289	31,665
Total short-term debts	¥ 83,810	¥ 61,127
Weighted interest rates on short-term loans	3.11%	3.37%
Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	¥ 25,709	¥ 17,088
Short-term other loans	22	300
Current portion of long-term bank loans	1,790	12,074
Current portion of long-term corporate bonds	13,000
Current portion of long-term debts	14,790	12,074
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	37,824	4,361
Loans from Sinopec Group Company and fellow subsidiaries	43,289	31,665
Total short-term debts	5,465	27,304
RMB denominated | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	25,619	13,201
Short-term other loans	22	300
Current portion of long-term bank loans	1,765	12,039
Current portion of long-term corporate bonds	13,000
RMB denominated | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	37,824	4,361
Total short-term debts	2,709	3,061
USD | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	90	3,887
Current portion of long-term bank loans	25	35
USD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	2,236	22,780
EUR | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	25	22
HKD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	¥ 495	¥ 1,441